Statement of Changes in Stockholders' Deficit (Parenthetical) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Dividend Declared [Member]
Gains (Losses) on Extinguishment of Debt	$ 164,913
Stock Compensation Plan [Member]
Gains (Losses) on Extinguishment of Debt	$ 52,800
Common Stock [Member]
Stock Issued During Period, Shares, New Issues	311,782	756,725
Gains (Losses) on Extinguishment of Debt	$ 106,666
Preferred Stock [Member]
Gains (Losses) on Extinguishment of Debt	59,400
Strategic Payables [Member]
Gains (Losses) on Extinguishment of Debt	$ 5,000
Private Placement [Member]
Stock Issued During Period, Shares, New Issues	68,782	196,725
Payments of Stock Issuance Costs	$ 31,450	$ 102,750